Ordinary Shares - Activities of the Group's Class A ordinary shares and Class B ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 15, 2023	Mar. 28, 2023	Oct. 18, 2021	Sep. 13, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2022	Dec. 31, 2020	Dec. 31, 2019	Aug. 28, 2014
Ordinary Shares
Beginning Balance					$ 962,167	$ 1,113,661	$ (164,667)
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance							904,732
Cancellation of Treasury stock (in shares)	1,200,794	2,753,167
Ending Balance					$ 970,565	$ 962,167	$ 1,113,661
Ordinary shares, par value					$ 0.00005	$ 0.00005	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005
Common Stock
Ordinary Shares
Beginning Balance (in shares)					578,546,560	571,246,560	221,980,000
Beginning Balance					$ 29	$ 29	$ 11
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)							45,076,479
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance							$ 2
Cancellation of Treasury stock (in shares)					(3,953,961)
Issuance of ordinary shares reserved for equity incentive plan (in shares)							10,000,000
Issuance of ordinary shares reserved for equity incentive plan							$ 1
Ending Balance (in shares)					574,592,599	578,546,560	571,246,560
Ending Balance					$ 29	$ 29	$ 29
Common Class A
Ordinary Shares
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)			5,000,000	5,000,000
Ordinary shares, par value					$ 0.00005	$ 0.00005		$ 0.00005
Common Class A | Common Stock
Ordinary Shares
Beginning Balance (in shares)					499,146,560	491,846,560
Beginning Balance					$ 25	$ 25
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)						7,300,000
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance						$ 0
Cancellation of Treasury stock (in shares)					(3,953,961)
Conversion of Class B ordinary shares to Class A ordinary shares					9,194,700
Ending Balance (in shares)					504,387,299	499,146,560	491,846,560
Ending Balance					$ 25	$ 25	$ 25
Common Class B
Ordinary Shares
Ordinary shares, par value					$ 0.00005	$ 0.00005
Common Class B | Common Stock
Ordinary Shares
Beginning Balance (in shares)					79,400,000	79,400,000
Beginning Balance					$ 4	$ 4
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)						0
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance						$ 0
Cancellation of Treasury stock (in shares)					0
Conversion of Class B ordinary shares to Class A ordinary shares					(9,194,700)
Ending Balance (in shares)					70,205,300	79,400,000	79,400,000
Ending Balance					$ 4	$ 4	$ 4
Total of Class A ordinary shares and Class B ordinary shares [Member] | Common Stock
Ordinary Shares
Beginning Balance (in shares)					578,546,560	571,246,560
Beginning Balance					$ 29	$ 29
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)						7,300,000
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance						$ 0
Cancellation of Treasury stock (in shares)					(3,953,961)
Ending Balance (in shares)					574,592,599	578,546,560	571,246,560
Ending Balance					$ 29	$ 29	$ 29